Noncontrolling Interests Subject to Put Provisions	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions
	September 30, 2014	December 31, 2013

Beginning balance as of January 1,	$648,251	$523,260
Contributions to noncontrolling interests	(104,876)	(122,179)
Purchase/ sale of noncontrolling interests	82,463	6,723
Contributions from noncontrolling interests	13,713	17,767
Changes in fair value of noncontrolling interests	39,653	108,575
Net income	96,971	113,156
Other comprehensive income (loss)	(2,442)	949
Ending balance as of September 30, 2014 and December 31, 2013	$773,733	$648,251

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At September 30, 2014 and December 31, 2013, the Company's potential obligations under these put options were $773,733 and $648,251, respectively, of which, at September 30, 2014, put options with an aggregate purchase obligation of $117,163 were exercisable. Two put options were exercised for a total consideration of $2,543 during the first nine months of 2014.

The following is a roll forward of noncontrolling interests subject to put provisions for the nine months ended September 30, 2014 and the year ended December 31, 2013: